Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable
Allowance for doubtful accounts	$ 12,400	$ 20,332	$ 20,759	$ 8,992
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	31.30%	35.80%	33.00%
Percentage of entity's revenue	27.60%	28.50%	21.00%
Concesionaria Vuela Compaa de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	27.00%	24.00%	28.10%
Percentage of entity's revenue	20.10%	19.30%	17.40%
ABC Aerolneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's revenue			4.20%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	9.00%	8.80%	9.00%
Percentage of entity's revenue	6.90%	8.10%	10.50%
Aerovas de Mxico, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	11.90%	10.40%	4.70%
Percentage of entity's revenue	8.30%	6.80%	4.70%